Tax - Schedule of relationship between tax expense and accounting profit (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Income taxes paid (refund) [abstract]
Profit before tax	£ 4,293	£ 3,157	£ 3,504
UK corporation tax thereon at 25.0% (2025: 25.0%)	(1,073)	(789)	(876)
Impact of surcharge on banking profits	(94)	(81)	(86)
Non-deductible costs: conduct charges	0	(71)	1
Non-deductible costs: bank levy	0	(33)	0
Other non-deductible costs	(43)	(4)	(68)
Non-taxable income	34	65	34
Tax relief on coupons on other equity instruments	57	55	61
Non-taxable (non-deductible) foreign exchange gains (losses)	15	(1)	(74)
Tax-exempt gains on disposals	62	37	25
Tax losses where no deferred tax recognised	4	(3)	(4)
Differences in overseas tax rates	(2)	(12)	7
Policyholder tax in respect of the life assurance business	(18)	(36)	(35)
Deferred tax in respect of life assurance policyholder tax	(106)	(79)	(40)
Adjustments in respect of prior years	(6)	11	95
Tax effect of share of results of joint ventures	0	(3)	0
Provision for Pillar 2 current income taxes	0	0	0
Tax expense	£ (1,170)	£ (944)	£ (960)